Annual Total Returns[BarChart] - Invesco Global Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.24%)	10.28%	40.68%	(3.46%)	13.93%	10.70%	52.52%	(18.09%)	27.78%	39.58%